Condensed Financial Information (Parent Company Only) Condensed Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investment securities available-for-sale	$ 20,630	$ 42,954
Other assets	9,492	9,285
Total assets	577,256	552,751
LIABILITIES
Total liabilities	532,210	512,412
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339	41,725
Total liabilities and stockholders' equity	577,256	552,751
Parent Company [Member]
ASSETS
Cash	46	69
Investment securities available-for-sale	125	121
Investment in subsidiary - Union	44,787	40,159
Other assets	884	788
Total assets	45,842	41,137
LIABILITIES
Other liabilities	796	798
Total liabilities	796	798
STOCKHOLDERS' EQUITY
Common stock, $2.00 par value; 7,500,000 shares authorized; 4,923,986 shares issued at December 31, 2012 and 4,923,286 shares issued at December 31, 2011	9,848	9,847
Additional-paid-in capital	295	276
Retained earnings	40,772	38,385
Treasury stock at cost; 467,905 shares at December 31, 2012 and 466,082 shares at December 31, 2011	(3,859)	(3,823)
Accumulated other comprehensive loss	(2,010)	(4,346)
Total stockholders' equity	45,046	40,339
Total liabilities and stockholders' equity	$ 45,842	$ 41,137